Share-Based Compensation (Details) - Schedule of Fair Value Options on the Grant Date - $ / shares	Jun. 25, 2024	Apr. 16, 2024	Feb. 20, 2024
2024 Share Options [Member]
Share-Based Compensation (Details) - Schedule of Fair Value Options on the Grant Date [Line Items]
Expected dividend yield (Note i)			0.00%
Risk-free interest rates (Note ii)			4.31%
Expected volatility (Note iii)			70.10%
Expected life in years (Note iv)			4 years 1 month 9 days
Exercise multiple (Note v) (in Dollars per share)			$ 1
Fair value of options on grant date (in Dollars per share)			$ 4.52
2024 Fanhua Option 1 [Member]
Share-Based Compensation (Details) - Schedule of Fair Value Options on the Grant Date [Line Items]
Expected dividend yield (Note i)		3.22%
Risk-free interest rates (Note ii)		4.81%
Expected volatility (Note iii)		59.78%
Expected life in years (Note iv)		3 years 3 months 14 days
Exercise multiple (Note v) (in Dollars per share)		$ 1
2024 Fanhua Option 1 [Member] | Minimum [Member]
Share-Based Compensation (Details) - Schedule of Fair Value Options on the Grant Date [Line Items]
Fair value of options on grant date (in Dollars per share)		0.0834
2024 Fanhua Option 1 [Member] | Maximum [Member]
Share-Based Compensation (Details) - Schedule of Fair Value Options on the Grant Date [Line Items]
Fair value of options on grant date (in Dollars per share)		0.0839
2024 Fanhua Option 2 [Member]
Share-Based Compensation (Details) - Schedule of Fair Value Options on the Grant Date [Line Items]
Fair value of options on grant date (in Dollars per share)		0.1204
2024 Fanhua Option 2 [Member] | Minimum [Member]
Share-Based Compensation (Details) - Schedule of Fair Value Options on the Grant Date [Line Items]
Fair value of options on grant date (in Dollars per share)		$ 0.1182
2024 Fanhua Option 2 [Member] | Maximum [Member]
Share-Based Compensation (Details) - Schedule of Fair Value Options on the Grant Date [Line Items]
Expected dividend yield (Note i)		3.22%
Risk-free interest rates (Note ii)		4.81%
Expected volatility (Note iii)		59.78%
Expected life in years (Note iv)		3 years 3 months 14 days
Exercise multiple (Note v) (in Dollars per share)		$ 1
2024 Fanhua Option 3 [Member]
Share-Based Compensation (Details) - Schedule of Fair Value Options on the Grant Date [Line Items]
Expected dividend yield (Note i)	3.22%
Risk-free interest rates (Note ii)	4.44%
Expected volatility (Note iii)	60.61%
Expected life in years (Note iv)	3 years 1 month 6 days
Exercise multiple (Note v) (in Dollars per share)	$ 1
2024 Fanhua Option 3 [Member] | Minimum [Member]
Share-Based Compensation (Details) - Schedule of Fair Value Options on the Grant Date [Line Items]
Fair value of options on grant date (in Dollars per share)	0.0711
2024 Fanhua Option 3 [Member] | Maximum [Member]
Share-Based Compensation (Details) - Schedule of Fair Value Options on the Grant Date [Line Items]
Fair value of options on grant date (in Dollars per share)	$ 0.0719